Document And Entity Information	Mar. 13, 2024
Document Information Line Items
Entity Registrant Name	NET POWER INC.
Document Type	POS EX
Amendment Flag	true
Amendment Description	This Post-Effective Amendment No. 1 (this “Amendment”) to the Registration Statement on Form S-1 of NET Power Inc. (File No. 333-273183), initially filed on July 7, 2023 and declared effective by the Securities and Exchange Commission on September 25, 2023 (the “Registration Statement”), is being filed as an exhibit-only filing solely to file a consent of Grant Thornton LLP with respect to its report dated March 11, 2024 relating to the financial statements of NET Power Inc. contained in its Annual Report on Form 10-K for the year ended December 31, 2023, filed herewith as Exhibit 23.1 (the “Consent”). Accordingly, this Amendment consists only of the facing page, this explanatory note, Item 16 of Part II of the Registration Statement, the signature pages to the Registration Statement, and the Consent. The prospectus and the balance of Part II of the Registration Statement are unchanged hereby and have been omitted.
Entity Central Index Key	0001845437
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Mar. 13, 2024
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE